Note 21 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
	2023	2022

Bullion sales receivable	5,403	7,383
VAT receivables	4,259	1,001
Solar - VAT and duty receivables*	–	720
Deposits for stores, equipment and other receivables	290	81
	9,952	9,185